Segment (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Summary of Revenue Generated for the Respective Countries

Revenue generated for the respective countries are summarized as follows:

	For the years ended December 31,
	2015	2016	2017
PRC	30,505	71,214	105,380
Hong Kong	34,442	22,766	18,287
Others	295	1,377	1,591

	65,242	95,357	125,258

Summary of Long-Lived Assets	The Group’s long-lived assets are located in the following countries:

	As of December 31,
	2016	2017
PRC	1,666	858
Hong Kong	637	300
Others	15	7

	2,318	1,165